Consolidated balance sheet - GBP (£)	Jun. 30, 2025	Jun. 30, 2024
Non-current assets
Property, plant and equipment	£ 292,334,000	£ 256,118,000
Right-of-use assets	7,145,000	8,195,000
Investment properties	19,433,000	19,713,000
Intangible assets	966,457,000	837,564,000
Deferred tax assets	24,927,000	17,607,000
Trade receivables	43,419,000	27,930,000
Derivative financial instruments		380,000
Total non-current assets	1,353,715,000	1,167,507,000
Current assets
Inventories	13,053,000	3,543,000
Prepayments	17,438,000	18,759,000
Contract assets - accrued revenue	19,528,000	39,778,000
Trade receivables	133,728,000	36,999,000
Other receivables	13,694,000	2,735,000
Derivative financial instruments	472,000	1,917,000
Cash and cash equivalents	86,105,000	73,549,000
Total current assets	284,018,000	177,280,000
Total assets	1,637,733,000	1,344,787,000
Equity
Share capital	56,000	55,000
Share premium	307,345,000	227,361,000
Treasury shares	(21,305,000)	(21,305,000)
Merger reserve	249,030,000	249,030,000
Hedging reserve	223,000	(1,000,000)
Retained deficit	(341,616,000)	(309,251,000)
Total equity	193,733,000	144,890,000
Non-current liabilities
Contract liabilities - deferred revenue	5,915,000	5,347,000
Trade and other payables	205,359,000	175,894,000
Borrowings	471,855,000	511,047,000
Lease liabilities	7,899,000	7,707,000
Derivative financial instruments	2,599,000	4,911,000
Total non-current liabilities	693,627,000	704,906,000
Current liabilities
Contract liabilities - deferred revenue	205,490,000	198,628,000
Trade and other payables	359,246,000	249,030,000
Income tax payable	566,000	427,000
Borrowings	165,119,000	35,574,000
Lease liabilities	572,000	934,000
Derivative financial instruments	3,403,000	2,603,000
Provisions	15,977,000	7,795,000
Total current liabilities	750,373,000	494,991,000
Total equity and liabilities	£ 1,637,733,000	£ 1,344,787,000